GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                              Maxim Series Account
                          Semi-Annual Report Form N-30D
                          File No. 333-44839, 811-03249


The information required to be contained in this report for the period ending June 30, 1999 includes the attached letter to contract holders and the following previously filed annual reports for the underlying funds of the above-referenced Registrant which incorporated herein by reference:

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on August 27, 1999
Accession No. 0000356484-99-000053.

Janus Aspen Series
File No 811-07736
Form N-30D
Filed via EDGAR and accepted on August 17, 1999
Accession No. 0001012709-99-000576.

Dreyfus Life & Annuity Index Fund, Inc.
File No 811-5719
Form N-30D
Filed via EDGAR and accepted on August 271999
Accession No. 0000846800-99-000008.

Templeton Variable Products Series Fund
File No 811-05479
Form N-30D
Filed via EDGAR and accepted on August 31, 1999
Accession No. 0000829959-99-000034.

Neuberger & Berman Asset Management Trust
File No 811-04255
Form N-30D
Filed via EDGAR and accepted on August 24, 1999
Accession No. 0001047469-99-033351.